Discontinued Operations Adient Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Depreciation and amortization	$ 953	$ 860	$ 955
Pension and postretirement benefit expense	460	396	321
Equity in earnings of partially-owned affiliates	250	144	153
Deferred income taxes	(765)	242	(212)
Non-cash restructuring and impairment charges	221	183	181
(Gain) loss on divestitures	26	1,340	(111)
Equity-based compensation	142	90	82
Other	5	(1)	(2)
Capital expenditures	1,249	1,135	1,199
Adient spin-off [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Depreciation and amortization	331	333	428
Pension and postretirement benefit expense	113	15	63
Equity in earnings of partially-owned affiliates	(357)	(295)	(285)
Deferred income taxes	(476)	(50)	(90)
Non-cash restructuring and impairment charges	87	27	52
(Gain) loss on divestitures	0	155	86
Equity-based compensation	16	16	14
Other	2	4	(3)
Capital expenditures	$ 395	$ 455	$ 538